Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 347,150	$ 99,500
Cost of sales	(234,704)	(47,083)
Gross profit	112,446	52,417
EXPENSES:
Auto	16,034	1,349
Labor	49,383	1,143
Services received from officer in exchange for issuance of shares	750,000	0
Professional fees	15,000	0
Directors' fees	7,847	0
Dues and subscriptions	6,033	0
Rent	10,001	5,333
Other selling, general and administrative expenses	43,458	10,369
Total expenses	897,756	18,194
Income (loss) from operations	(785,310)	34,223
Provision for income taxes	0	0
Net income (loss)	$ (785,310)	$ 34,223
Basic and fully diluted net income (loss) per common share:	$ (0.02)	$ 0.00
Weighted average common shares outstanding	36,385,900	28,885,900